13. INCOME AND SOCIAL CONTRIBUTION TAXES (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	R$ 2,376.4
2019 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	0.1
2020 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	31.9
2021 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	134.3
2022 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	184.2
2023 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	286.4
2024 to 2026 [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	1,010.4
2027 onwards [Member]
IncomeAndSocialContributionTaxesLineItems [Line Items]
Deferred tax	R$ 729.1